As filed with the Securities and Exchange Commission on December 2, 2011
Securities Act Registration No. __________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.  ____          Post-effective Amendment No.  ____

(Check appropriate box or boxes)

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 (Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 2500
Houston, TX 77046
 (Address of Principal Executive Offices)

(713) 626-1919
(Registrant’s Telephone Number, including Area Code)

John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service of Process)

With Copies to:

PETER A. DAVIDSON, ESQUIRE	MATTHEW R. DICLEMENTE, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, TX 77046	Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on January 3, 2012, pursuant to Rule 488 under the Securities Act of 1933, as amended.

The title of the securities being registered are Series I and Series II shares of Invesco Van Kampen V.I. Capital Growth Fund and Invesco Van Kampen V.I. Mid Cap Growth Fund.

No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

_________, 2012

Dear Shareholder/Contract Owner

Invesco is continually conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As the next step in the process, the Invesco Funds Boards have approved a realignment of three fund offerings, subject to shareholder approval.

The independent trustees of the Invesco Funds Board believe that the reorganization proposed in the accompanying proxy statement/prospectus is in the best interest of your Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card/voting instruction card in the enclosed postage paid return envelope. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card/voting instruction card.

Sincerely,

________________________
Mr. Philip Taylor
President and Principal Executive Officer

AIM VARIABLE INSURANCE FUNDS
(Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 410-4246

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 2, 2012

A joint special meeting (the “Meeting”) of the shareholders of those series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) identified below as the “Target Funds” will be held on April 2, 2012 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between each Target Fund listed below and the corresponding “Acquiring Fund” listed below, each a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The Target Funds and the corresponding Acquiring Funds involved in each proposed Reorganization are:

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Leisure Fund Invesco V.I. Capital Appreciation Fund	Invesco Van Kampen V.I. Capital Growth Fund
Invesco V.I. Capital Development Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund

* Effective upon the closing of the Reorganization (defined below), the Invesco Van Kampen V.I. Capital Growth Fund will be renamed as the Invesco Van Kampen V.I. American Franchise Fund.

Shareholders of record as of the close of business on January 4, 2012 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.  Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Fund’s shareholders approve the proposal.

The Target Funds are generally sold only to separate accounts of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (“Variable Contracts”).  Individual Variable Contract owners (“Contract Owners”) are not the shareholders of a Target Fund.  Rather, the Participating Insurance Companies and their separate accounts are the shareholders.  However, except as otherwise might be required, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund held by it in its separate accounts on the proposal to be considered at the Meeting.  Contract Owners may provide voting instructions to the appropriate Participating Insurance Company on how to vote shares of a Target Fund attributable to their Variable Contract at the Meeting or any adjournment of the Meeting.

The Board of Trustees of the Trust (the “Board”) requests that the Participating Insurance Companies and any other direct shareholders of the Target Funds vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope.  If you are a Contract Owner, the Participating Insurance Companies request that you provide voting instructions by completing the enclosed voting instruction form and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet, if available, using the instructions on the voting instruction form.

The Board recommends that shareholders vote FOR the above proposal as further described in the Joint Proxy Statement/Prospectus.

Some Contract Owners may have shares of more than one Target Fund attributable to their Variable Contract and may receive voting instruction forms or proxy materials for each such Target Fund.  Please sign and promptly return each voting instruction form in the postage paid return envelope regardless of the number of shares attributable to your Variable Contract.

Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form to the appropriate Participating Insurance Company.

________________________
Mr. Philip Taylor
President

___________, 2012

AIM VARIABLE INSURANCE FUNDS (Invesco Variable Insurance Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 410-4246

JOINT PROXY STATEMENT/PROSPECTUS

________, 2012

Introduction

This Joint Proxy Statement/Prospectus contains information that shareholders of each series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) listed below as the “Target Funds” should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. This document is both the proxy statement of the Target Funds and a prospectus for the corresponding “Acquiring Funds” listed below.  Each Target Fund and each Acquiring Fund is a series of the Trust, a registered open-end management investment company.  The Target Funds and Acquiring Funds collectively are referred to as the “Funds” and individually as a “Fund.”

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Leisure Fund (Leisure Fund) Invesco V.I. Capital Appreciation Fund (Capital Appreciation Fund)	Invesco Van Kampen V.I. Capital Growth Fund * (VK Capital Growth Fund)
Invesco V.I. Capital Development Fund (Capital Development Fund)	Invesco Van Kampen V.I. Mid Cap Growth Fund (VK Mid Cap Growth Fund)

* Effective upon the closing of the Reorganization (defined below), the Invesco Van Kampen V.I. Capital Growth Fund will be renamed as the Invesco Van Kampen V.I. American Franchise Fund.

The Target Funds generally are sold only to separate accounts (the “Accounts”) of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (“Variable Contracts”).  The Accounts may invest in shares of the Target Funds in accordance with allocation instructions received from owners of the Variable Contracts (“Contract Owners”).  Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Variable Contracts, are further described in the applicable Variable Contract prospectus. Individual Contract Owners are not the shareholders of a Target Fund.  Rather, the Participating Insurance Companies and their Accounts are the shareholders.  However, each Participating Insurance Company offers Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund held by it and the Accounts attributable to the Contract Owner’s Variable Contract on the proposal to be considered at the Meeting.  This Joint Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions.  Each Participating Insurance Company hereby solicits voting instructions from its Contract Owners with respect to the shares of the Target Funds attributable to such Variable Contracts.  The Board of Trustees of the Trust (the “Board”) hereby solicits proxies from shareholders of the Target Funds, including each Participating Insurance Company and its Accounts.  This Joint Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganizations that are described herein.

For purposes of this Joint Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to Contract Owners and to Accounts and Participating Insurance Companies, as direct owners of Target Fund shares, and any other direct shareholders of the Target Funds, unless the context otherwise requires.

A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 2, 2012 at 3:00 p.m., Central time.  At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) between each Target Fund and the corresponding Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The total value of the Acquiring Fund shares of each class that shareholders of the corresponding Target Fund will receive in a Reorganization will be the same as the total value of the shares of such corresponding class of the Target Fund that such shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. Provided that the Variable Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), each Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization.  No sales charges or redemption fees will be imposed in connection with the Reorganizations.

The Board has fixed the close of business on January 4, 2012 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof.  Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share).  This Joint Proxy Statement/Prospectus, the Notice of Joint Special Meeting of Shareholders, proxy cards and voting instruction forms will be mailed on or about [January 19], 2012 to all shareholders entitled to vote on the Reorganizations and to all Contract Owners eligible to provide voting instructions on a Reorganization.

The Board has approved the Agreement and has determined that the Reorganization is in the best interest of each Target Fund and its corresponding Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Funds or the Acquiring Funds.  If shareholders of a Target Fund do not approve the Agreement, the Board will consider what further action is appropriate for the Target Fund.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Funds;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Funds.

These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”).  The current  prospectuses of the Target Funds, dated May 2, 2011, as amended, are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund that corresponds to the Target Fund you own directly or that is an underlying investment in your Variable Contract accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to Target Fund shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 410-4246. Copies of the Target Funds’ prospectuses and SAIs are also available upon request and without charge by calling the Participating Insurance Company which issued your Variable Contract.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, NE, Washington, DC 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.  An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  You may lose money by investing in the Funds.

TABLE OF CONTENTS

Page

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION	3
SUMMARY OF KEY INFORMATION	3
On what am I being asked to vote/provide voting instructions?	3
Has my Fund’s Board of Trustees approved the Reorganizations?	3
What are the reasons for the proposed Reorganizations?	3
What effect will a Reorganization have on me as a Contract Owner?	4
How do the Funds’ investment objectives, principal investment strategies and risks compare?	4
How do the Funds’ expenses compare?	4
How do the performance records of the Funds compare?	9
How do the management, investment adviser and other service providers of the Funds compare?	9
Will an Acquiring Fund have different portfolio managers than the corresponding Target Fund?	10
Will there be any tax consequences resulting from the proposal?	10
When are the Reorganizations expected to occur?	10
How do I vote on the Reorganizations?	10
Where can I find more information about the Funds and the Reorganizations?	11
ADDITIONAL INFORMATION ABOUT THE FUNDS	11
Comparison of Principal Investment Strategies	11
Comparison of Principal Risks of Investing in the Funds	13
Comparison of Fundamental and Non-Fundamental Investment Restrictions	15
Comparison of Share Classes and Distribution Arrangements	16
Comparison of Purchase, Redemption and Exchange Procedures	16
Comparison of Dividend and Distribution Policies	16
Form of Organization and Securities to be Issued	16
Pending Litigation	17
Where to Find More Information	17
THE PROPOSED REORGANIZATIONS	17
Summary of the Agreement and Plan of Reorganization	17
Board Considerations in Approving the Reorganizations	18
Federal Income Tax Considerations	19
Costs of the Reorganizations	21
VOTING INFORMATION	21
Solicitation of Proxies and Voting Instructions	21
Quorum Requirement and Adjournment	22
Vote Necessary to Approve the Agreement	22
Proxy Solicitation	22
Other Meeting Matters	23
Share Ownership by Large Shareholders, Management and Trustees	23
OTHER MATTERS	24
Capitalization	24
Dissenters’ Rights	24
Shareholder Proposals	25
WHERE TO FIND ADDITIONAL INFORMATION	25

i

Exhibits

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve the Agreement that will have the effect of reorganizing the Target Fund with and into the corresponding Acquiring Fund, as summarized below.  The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should carefully read the entire Joint Proxy Statement/Prospectus and the prospectus of the corresponding Acquiring Fund for more complete information.

 On what am I being asked to vote/provide voting instructions?

If you are a shareholder of a Target Fund you are being asked to consider and approve, and if you are a Contract Owner with shares of one or more Target Funds attributable to your Variable Contract, you are being asked to consider and provide voting instructions to approve, the Agreement under which the Target Fund’s assets will be acquired and its liabilities assumed by the corresponding Acquiring Fund.  The Target Funds are sold only to Accounts of various Participating Insurance Companies to fund the benefits of Variable Contracts.  Contract Owners are not the shareholders of a Target Fund.  Rather, the Participating Insurance Companies and their Accounts are the shareholders.  However, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund attributable to such Contract Owner’s Variable Contract on the proposal to be considered at the Meeting.  Any shares of a Target Fund for which no voting instructions are given will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received.

If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class, which will result in your holding, indirectly through your Variable Contract, shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

 Has my Fund’s Board of Trustees approved the Reorganizations?

Yes.  The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of each Target Fund vote “FOR” the Agreement.

What are the reasons for the proposed Reorganizations?

On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds.  This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers.  The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011.  The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds.  The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS - Board Considerations in Approving the Reorganizations” section below.

 What effect will a Reorganization have on me as a Contract Owner?

Immediately after a Reorganization, the value of shares of an Acquiring Fund attributable to your Variable Contract will be equal in value to the shares of the corresponding class of the Target Fund attributable to your Variable Contract immediately prior to the closing of the Reorganization.  The principal differences between the Target Funds and the Acquiring Funds are described in this Joint Proxy Statement/Prospectus.  The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund whose shares will be attributable to your Variable Contract following the Reorganization, if approved.

 How do the Funds’ investment objectives, principal investment strategies and risks compare?

Each Target Fund and its corresponding Acquiring Fund have similar investment objectives.  The investment objective of each Target Fund is long-term growth of capital, while the investment objective of each Acquiring Fund is capital growth.  Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

With the exception of the Leisure Fund, the principal investment strategies of the Target Funds are similar to the principal investment strategies of the corresponding Acquiring Funds, but not exactly the same.  The principal investment strategies of the Leisure Fund differ from those of its Acquiring Fund in that the Leisure Fund focuses its investments in securities of issuers in the leisure industry, whereas the corresponding Acquiring Fund does not concentrate its investments in a particular industry. In each case, an Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the corresponding Target Fund.  In addition, the risks of owning an Acquiring Fund may be different than the risks of owning the corresponding Target Fund.  The sections entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of Principal Risks of Investing in the Funds” in this Joint Proxy Statement/Prospectus compare the principal investment strategies and risks of each Target Fund and its corresponding Acquiring Fund and highlight certain key differences.

 How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Fund and its corresponding Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected anticipated expenses but actual expenses may be greater or less than those shown.  Note that pro forma total expenses of the VK Capital Growth Fund (Acquiring Fund), before fee waivers, are expected to be higher than the total expenses of the Capital Appreciation Fund (Target Fund).

The tables below describes the fees and expenses that are incurred, directly or indirectly, when a Contract Owner buys, holds, or redeems an interest in an Account that invests in the shares of a Fund but does not represent the effect of any fees or other expenses assessed in connection with your Variable Contract, and if it did, expenses would be higher.

Leisure Fund and Capital Appreciation Fund (Target Funds) into VK Capital Growth Fund (Acquiring Fund)*

None of the Reorganizations is contingent upon shareholder approval of any other Reorganization. It is anticipated that the lowest expense ratio will be achieved for the Acquiring Fund if all of the Reorganizations are approved and implemented and that the highest expense ratio would result if the Leisure Fund is the only Target Fund that participates in the Reorganization with the Acquiring Fund. The range of impact to Acquiring Fund expenses is reflected in the expense tables below, which provide the highest and lowest projected expense ratios for the corresponding classes of the Acquiring Fund after giving effect to one or more Reorganizations.

Series I
	Actual (as of December 31, 2010)			Pro Forma
	Leisure Fund (Target Fund)	Capital Appreciation Fund (Target Fund)	VK Capital Growth Fund (Acquiring Fund)	Both Target Funds + Acquiring Fund (assumes all Reorganizations are completed)	Leisure Fund + Acquiring Fund (assumes only one Reorganization is completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.62%	0.70%	0.67%	0.70%
Distribution and Service (12b-1) Fees	None	None	None	None	None
Other Expenses	0.90%	0.29%	0.33%	0.30%	0.34%
Total Annual Fund Operating Expenses	1.65%	0.91%	1.03%1	0.97%	1.04%
Fee Waiver and/or Expense Reimbursement	0.64%	0.00%	0.09%	0.07%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%2	0.91%2	0.94%2,3	0.90%2	0.94%2

Series II
	Actual (as of December 31, 2010)			Pro Forma
	Leisure Fund (Target Fund)	Capital Appreciation Fund (Target Fund)	VK Capital Growth Fund (Acquiring Fund)	Both Target Funds + Acquiring Fund (assumes all Reorganizations are completed)	Leisure Fund + Acquiring Fund (assumes only one Reorganization is completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.62%	0.70%	0.67%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.90%	0.29%	0.33%	0.30%	0.34%
Total Annual Fund Operating Expenses	1.90%	1.16%	1.28%1	1.22%	1.29%
Fee Waiver and/or Expense Reimbursement	0.64%	0.00%	0.09%	0.07%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%2	1.16%2	1.19%2,3	1.15%2	1.19%2

Capital Development Fund (Target Fund) into VK Mid Cap Growth Fund (Acquiring Fund)*

Series I
	Actual (as of December 31, 2010)		Pro Forma
	Capital Development Fund (Target Fund)	VK Mid Cap Growth Fund (Acquiring Fund)	Target Fund + Acquiring Fund (assumes Reorganization is completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.34%	0.46%4	0.34%
Total Annual Fund Operating Expenses	1.09%	1.21%4	1.09%
Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%2	1.21%2	1.09%2

Series II
	Actual (as of December 31, 2010)		Pro Forma
	Capital Development Fund (Target Fund)	VK Mid Cap Growth Fund (Acquiring Fund)	Target Fund + Acquiring Fund (assumes Reorganization is completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.46%4	0.34%
Total Annual Fund Operating Expenses	1.34%	1.46%4	1.34%
Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%2	1.46%2	1.34%2

*
Expense ratios reflect annual fund operating expenses for the Fund’s fiscal year ended December 31, 2010.  Pro Forma numbers are estimates as if the Reorganization(s) had been completed as of January 1, 2009 and do not include the estimated costs of the Reorganization.  None of the Target Funds are expected to bear any Reorganization costs.  For more information on the costs of the Reorganizations to be borne by the Funds, see “Costs of the Reorganizations” below.

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

2
Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to the percentages of average daily net assets and until the dates listed in the table below. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; and (vi) Acquired Fund Fees and Expenses, which are expenses of underlying investment companies that are paid indirectly as a result of share ownership of the underlying funds, as applicable.  Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on date provided in the table.

The table below displays the contractual expense limitations and expiration dates of the Target Fund and the Acquiring Fund prior to the Reorganization and the pro forma Acquiring Fund after the Reorganization.

Fund (before Reorganization)	Series I (before Reorganization)	Series II (before Reorganization)	Expiration Date (before Reorganization)	Fund (after Reorganization)	Series I (after Reorganization)	Series II (after Reorganization)	Expiration Date (after Reorganization)
Leisure Fund (Target Fund)	1.01%	1.26%	04/30/2013	VK Capital Growth Fund (assumes only Reorganization with Leisure Fund is completed)	0.94%	1.19%	06/30/2013
Capital Appreciation Fund (Target Fund)	1.30%	1.45%	04/30/2013	VK Capital Growth Fund (assumes all Reorganizations are completed)	0.90%	1.15%	06/30/2014
VK Capital Growth Fund (Acquiring Fund) -(Effective 7/01/2012 - see Note 3, below.)	0.94%	1.19%	04/30/2013

Capital Development Fund (Target Fund)	1.30%	1.45%	06/30/2012	VK Mid Cap Growth Fund	1.09%	1.34%	06/30/2014
VK Mid Cap Growth Fund (Acquiring Fund)	1.01%	1.26%	06/30/2012

3
The contractual expense limitations and expiration date stated for the VK Capital Growth Fund become effective July 1, 2012.  The currently effective fee waiver/expense limitation agreement for the VK Capital Growth Fund, which will terminate on June 30, 2012, limits the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in Note 2, above) of the Series I and Series II shares to 0.84% and 1.09% of average daily net assets, respectively.

4	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

The following Examples are intended to help you compare the costs of investing in different classes of a Target Fund and its corresponding Acquiring Fund with the cost of investing in other mutual funds.  Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganizations with the corresponding Target Fund are also provided.  All costs are based upon the information set forth in the Fee Tables above.  These Examples do not represent the effect of any fees or other expenses assessed in connection with your Variable Contract, and if they did, expenses would be higher.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods.  The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The Examples reflect fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements.  To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower.  Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Leisure Fund and Capital Appreciation Fund (Target Funds) into VK Capital Growth Fund (Acquiring Fund)

Fund	Class	One Year	Three Years	Five Years	Ten Years	Class	One Year	Three Years	Five Years	Ten Years
Leisure Fund (Target Fund)	Series I	$103	$458	$837	$1,901	Series II	$128	$535	$967	$2,170
Capital Appreciation Fund (Target Fund)	Series I	$93	$290	$504	$1,120	Series II	$118	$368	$638	$1,409
VK Capital Growth Fund (Acquiring Fund)	Series I	$96	$319	$560	$1,251	Series II	$121	$397	$694	$1,537
Combined Pro Forma – VK Capital Growth Fund (assumes only Leisure Fund Reorganization is completed)	Series I	$96	$321	$564	$1,262	Series II	$121	$399	$698	$1,548
Combined Pro Forma – VK Capital Growth Fund (assumes all Reorganizations are completed)	Series I	$92	$295	$522	$1,177	Series II	$117	$373	$657	$1,465

Capital Development Fund (Target Fund) into VK Mid Cap Growth Fund (Acquiring Fund)

Fund	Class	One Year	Three Years	Five Years	Ten Years	Class	One Year	Three Years	Five Years	Ten Years
Capital Development Fund (Target Fund)	Series I	$111	$347	$601	$1,329	Series II	$136	$425	$734	$1,613
VK Mid Cap Growth Fund (Acquiring Fund)	Series I	$123	$384	$665	$1,466	Series II	$149	$462	$797	$1,746
Combined Pro Forma – VK Mid Cap Growth Fund (assumes Reorganization is completed)	Series I	$111	$347	$601	$1,329	Series II	$136	$425	$734	$1,613

The Examples are not a representation of past or future expenses.  Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown.  The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds.  The 5% annual return is not a prediction of and does not represent the Fund’s projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance. For the fiscal year ended December 31, 2010, the portfolio turnover rates of each Target Fund and its corresponding Acquiring Fund were as follows:

Fund	Portfolio Turnover Rate (Year ended 12/31/10)
Leisure Fund (Target Fund)	59%
Capital Appreciation Fund (Target Fund)	56%
VK Capital Growth Fund (Acquiring Fund)	158%
Fund	Portfolio Turnover Rate (Year ended 12/31/10)
Capital Development Fund (Target Fund)	79%
VK Mid Cap Growth Fund (Acquiring Fund)	105%

 How do the performance records of the Funds compare?

The table below compares the performance history of each Acquiring Fund’s oldest share class to the performance history of the comparable class of the corresponding Target Fund as of September 30, 2011.  Since inception performance is only provided for share classes with less than 10 years performance history.  Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses.  The table below does not reflect charges assessed in connection with your Variable Contract; if it did, the performance shown would be lower. The returns below may not be indicative of a Fund’s future performance.

	Average Annual Total Returns
	1 Year	5 Years	10 Years or Since Inception
VK Capital Growth Fund (Acquiring Fund)
- Series I (Inception: 7/3/95)1	(0.43%)	2.02%	1.61%
Leisure Fund (Target Fund)
- Series I (Inception: 4/30/02)	0.02%	(1.52%)	2.38%
Capital Appreciation Fund (Target Fund)
- Series I (Inception: 5/5/93)	(2.64%)	(3.99%)	1.09%
S&P 500® Index (broad-based benchmark of all Funds) (reflects no deductions for fees, expenses or taxes)	1.13%	(1.18%)	2.82%

	Average Annual Total Returns
	1 Year	5 Years	10 Years or Since Inception
VK Mid Cap Growth Fund (Acquiring Fund)
- Series II (Inception: 9/25/00)	(6.69%)	1.76%	3.87%
Capital Development Fund (Target Fund)
- Series II (Inception: 8/21/01)	(5.36%)	(2.42%)	3.98%

S&P 500® Index (broad-based benchmark of both Funds) (reflects no deductions for fees, expenses or taxes)	1.13%	(1.18%)	2.82%

1
The returns shown for periods prior to June 1, 2010 are those of a predecessor fund that was reorganized into the Fund on June 1, 2010.  The returns shown for periods after June 1, 2010 are those of the Fund.  The inception date provided is that of the predecessor Fund.

The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.”  Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.  For information on how to obtain copies of these documents, see the cover page of this Joint Proxy Statement/Prospectus.

 How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers.  In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund.

Invesco Advisers is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.  Invesco Advisers has acted as an investment adviser since its organization in 1976.  As of September 30, 2011, Invesco Advisers had $281 billion under management.  Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund.  The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

• Invesco Asset Management Deutschland GmbH;	• Invesco Hong Kong Limited;
• Invesco Asset Management Limited;	• Invesco Asset Management (Japan) Limited;
• Invesco Australia Limited;	• Invesco Senior Secured Management, Inc.; and
• Invesco Canada Ltd.

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Funds.  Each Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

 Will an Acquiring Fund have different portfolio managers than the corresponding Target Fund?

Each Target Fund, other than the Leisure Fund, has the same portfolio management team as its corresponding Acquiring Fund.  The Leisure Fund’s lead portfolio manager is a member of the Acquiring Fund’s portfolio management team, but not the lead manager.  Further, the Leisure Fund and its Acquiring Fund have a different second member of their portfolio management team.  The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team of the Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect.  Thus, while there can be no assurances that the U.S. Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations.  For federal income tax purposes, the Participating Insurance Companies and the Accounts are treated as shareholders of the Target Funds, rather than the Contract Owners.  In any event, a Reorganization will not be taxable to Contract Owners regardless of the tax status of the Reorganization so long as the Variable Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code.  This is because the Contract Owners are not taxed currently on income or gains realized under such Variable Contracts until such time that the Contract Owners draw on their Variable Contracts. Contract Owners should ask their own tax advisors for more information on their own tax situation.

When are the Reorganizations expected to occur?

If shareholders of a Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2012.

 How do I vote on the Reorganizations?

If you are a Contract Owner, participating Insurance Companies typically offer several ways you can provide voting instructions for shares of the Target Fund attributable to your Variable Contract, including by mail, by telephone or via the Internet.  The voting instruction form that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may provide voting instructions to your Participating Insurance Company. When you complete and return your voting instruction form, it directs your Participating Insurance Company how to vote its shares of a Target Fund attributable to your Variable Contract.

If you do not provide voting instructions to your Participating Insurance Company, your shares will be voted in the same proportion as shares for which instructions have been received from other Contract Owners.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective prospectuses and SAIs.  The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations.  You are encouraged to read the entire document.  If you need any assistance, or have any questions regarding the Reorganizations or how to provide voting instructions, please call Invesco Client Services at (800) 410-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

 Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of its corresponding Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Capital Appreciation Fund (Target Fund) into
VK Capital Growth Fund (Acquiring Fund)

The principal investment strategies of the Capital Appreciation Fund and the Acquiring Fund are similar.  Each Fund invests primarily in equity securities of companies with growth potential and use the same stock selection strategies; however, the Capital Appreciation Fund invests in equity securities of issuers of all capitalizations, whereas the Acquiring Fund focuses on large capitalization companies.   In addition, the Acquiring Fund may invest in real estate investment trusts (“REITs”) as a principal investment strategy, whereas the Capital Appreciation Fund does not principally invest in REITs.

The Acquiring Fund invests in a portfolio of securities consisting primarily of common stocks that Invesco Advisers believes have strong earnings growth.  The Capital Appreciation Fund invests primarily in equity securities of issuers of all market capitalizations, and focuses on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

Each Fund may invest up to 25% of its total assets in securities of foreign issuers.  The Acquiring Fund’s principal investment strategies specify that the Fund may invest in securities of issuers determined by Invesco Advisers to be in developing or emerging market countries, and in securities of foreign issuers in the form of depositary receipts.  The Capital Appreciation Fund does not include developing and emerging market securities as part of its principal investment strategies.

The Acquiring Fund also may invest up to 10% of its total assets in REITs, and may purchase and sell options, futures contracts and options on futures, which are derivatives, for various portfolio management purposes and to mitigate risks.  The Capital Appreciation Fund does not identify REITs or derivatives as principal investments.  The Acquiring Fund also engages in active and frequent trading of portfolio securities in attempting to meet its investment objective, whereas the Capital Appreciation Fund does not engage in active and frequent trading as a principal investment strategy.

The Acquiring Fund and the Capital Appreciation Fund utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk.  Both Funds will consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

Leisure Fund (Target Fund) into
VK Capital Growth Fund (Acquiring Fund)

The principal investment strategies of the Leisure Fund and the Acquiring Fund are similar in that each Fund invests primarily in equity securities.  However, the Leisure Fund concentrates its investments on common stocks of issuers in the leisure sector, whereas the Acquiring Fund does not focus their investments in particular industries.

The Acquiring Fund invests in a portfolio of securities consisting primarily of common stocks that Invesco Advisers believes have strong earnings growth.  In contrast, the Leisure Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the design, production, and distribution of products and services related to leisure activities of individuals (the leisure sector).  The principal type of equity securities purchased by the Leisure Fund is common securities.  In complying with the 80% requirement, the Leisure Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted towards the 80% investment requirement.

The Acquiring Fund may invest up to 25% of its total assets in securities of foreign issuers, whereas the Leisure Fund’s may invest up to 25% of its total assets in foreign securities of issuers doing business in the leisure-related industries.  In addition, the Acquiring Fund’s principal investment strategies include investments in securities of issuers determined by Invesco Advisers to be in developing or emerging market countries, and in securities of foreign issuers in the form of depositary receipts.  The Leisure Fund does not include developing and emerging market securities as part of its principal investment strategies.

The Acquiring Fund also may invest up to 10% of its total assets in REITs, and may purchase and sell options, futures contracts and options on futures, which are derivatives, for various portfolio management purposes and to mitigate risks.  The Leisure Fund does not include REITs or derivatives as principal investments.  The Acquiring Fund also engages in active and frequent trading of portfolio securities in attempting to meet its investment objective, whereas the Leisure Fund does not engage in active and frequent trading as a principal investment strategy.

Capital Development Fund (Target Fund) into
VK Mid Cap Growth Fund (Acquiring Fund)

The investment strategies of the Target Fund and the Acquiring Fund are similar, in that each Fund invests primarily in equity securities of mid-capitalization issuers.  The Acquiring Fund, however, generally has greater exposure to real estate investment trusts (“REITs”) and may purchase and sell options, futures contracts, and options on futures contracts as part of its principal investment strategy.

The Acquiring Fund seeks to achieve its investment objective by investing primarily in equity securities of medium-sized companies that are considered to have strong earnings growth. The Acquiring Fund has a policy to invest, under normal circumstances, at least 80% of net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment.  The Target Fund seeks to achieve its investment objective by investing primarily in equity securities of mid-capitalization issuers.  The Target Fund’s portfolio generally contains issuers with characteristics of consistent growth and earnings-acceleration.  Under current market conditions, both Funds define medium-sized companies by reference to those companies represented in the Russell Midcap® Index (which consists of companies in the capitalization range of approximately $202 million to $19 billion as of October 31, 2011).

Each Fund may invest up to 25% of its total assets in securities of foreign issuers, which for the Acquiring Fund include issuers determined by Invesco Advisers to be in developing or emerging market countries.  The Acquiring Fund may also invest up to 10% of its total assets in REITs, and may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks.  The Target Fund does not identify REITs or derivatives as principal investments.  The Acquiring Fund also may engage in active and frequent trading of portfolio securities in attempting to meet its investment objective, whereas the Target Fund does not engage in active and frequent trading as a principal investment strategy.

Both Funds emphasize a growth style of investing.  The Acquiring Fund generally considers selling an investment when it determines that the holding no longer satisfies its investment criteria.  The Target Fund will consider selling or reducing the Fund’s holdings in a security if: (1) it no longer meets their investment criteria; (2) an issuer’s fundamentals deteriorate; (3) a security’s price reaches its valuation target; (4) an issuer is no longer considered a mid-capitalization issuer; and/or (5) a more attractive investment option is identified.

 Comparison of Principal Risks of Investing in the Funds

The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with each Target Fund and its corresponding Acquiring Fund.  For more information on the risks associated with the Acquiring Funds, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risks Common to all Funds

As with all mutual funds, investing in a Target Fund or an Acquiring Fund involves risks, including the loss of principal.  There is no guarantee against losses resulting from an investment in a Target Fund or its corresponding Acquiring Fund, or that either Fund will achieve its investment objective.  The risks associated with an investment in a Fund can increase during times of significant market volatility.  In addition to the foregoing, each Fund is subject to the following principal risks:

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Additional Principal Risks

In addition to the principal risks common to all Funds described above, each Target Fund and its corresponding Acquiring Fund is subject to the principal risks noted in the tables below.  Each of the principal risks identified for a Fund is described below under "Description of Risks."

Capital Appreciation Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)
Principal Risks	Fund(s) Subject to Risk	Significant Differences
Foreign Risk	Each Fund
Unlike the Target Funds, the Acquiring Fund may invest in REITS and in derivatives, such as futures and options and will be subject to the risks associated with these instruments to the extent so invested.  The Acquiring Fund also may invest in developing and emerging markets, which may present additional foreign risks.  Further, the Acquiring Fund is subject to the risks associated with active trading of portfolio securities.

Growth Investing Risk	Acquiring Fund
Futures Risk	Acquiring Fund
Options Risk	Acquiring Fund
Risks of Investing in REITs	Acquiring Fund
Risks of Derivatives	Acquiring Fund
Active Trading Risk	Acquiring Fund

Leisure Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)
Principal Risks	Fund(s) Subject to Risk	Significant Differences
Foreign Risk	Each Fund
Unlike the Leisure Funds, the Acquiring Fund may invest in REITS and in derivatives, such as futures and options and will be subject to the risks associated with these instruments to the extent so invested.  The Acquiring Fund also may invest in developing and emerging markets, which may present additional foreign risks.  Further, the Acquiring Fund is subject to the risks associated with active trading of portfolio securities.

Unlike the Acquiring Fund, the Leisure Fund is subject to leisure industry and sector fund risks because it invests at least 80% of its net assets in securities of issuers in the leisure sector.

Growth Investing Risk	Acquiring Fund
Futures Risk	Acquiring Fund
Options Risk	Acquiring Fund
Risks of Investing in REITs	Acquiring Fund
Risks of Derivatives	Acquiring Fund
Active Trading Risk	Acquiring Fund
Leisure Industry Risk	Leisure Fund
Sector Fund Risk	Leisure Fund

Capital Development Fund (Target Fund) into Mid Cap Growth Fund (Acquiring Fund)
Principal Risks	Fund(s) Subject to Risk	Significant Differences
Risks of Medium-Sized Corporation	Both
Unlike the Target Fund, the Acquiring Fund may invest in REITS and in derivatives, such as futures and options, and will be subject to the risks associated with these instruments to the extent so invested. The Acquiring Fund also may invest in developing and emerging markets, which may present additional foreign risks. Further, the Acquiring Fund is subject to the risks associated with active trading of portfolio securities.

Growth Investing Risk	Both
Foreign Risks	Both
Futures Risk	Acquiring Fund
Options Risk	Acquiring Fund
Risks of Investing in REITs	Acquiring Fund
Risks of Derivatives	Acquiring Fund
Active Trading	Acquiring Fund

Description of Risks

Active Trading Risk. Active trading results in added expenses and may result in a lower return and increased tax liability.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Leisure Industry Risk. The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Medium-Sized Companies.  Medium-sized companies often have less predictable earnings and more limited product lines, markets, distribution channels or financial resources. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

 Comparison of Fundamental and Non-Fundamental Investment Restrictions

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Target Funds and the Acquiring Funds have fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, investing in other investment companies, and concentrating in particular industries. The Target Funds and the Acquiring Funds also have adopted non-fundamental investment restrictions that support compliance of the related fundamental investment restrictions.  Fundamental investment restrictions of a Fund cannot be changed without shareholder approval.  Non-fundamental investment restrictions of a Fund can be changed by the Board.

Each Fund has the same fundamental and non-fundamental investment restrictions concerning diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and investing in other investment companies.

With the exception of the Leisure Fund, each Fund also has the same fundamental and non-fundamental investment restrictions that limit the Fund from concentrating investments in a particular industry.  The Leisure Fund, unlike its corresponding Acquiring Fund, has a fundamental investment restriction that requires the Fund to concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in leisure-related industries.  The Leisure Fund also has a non-fundamental investment policy stating that the Fund considers an issuer to be in the leisure industry if (1) at least 50% of its gross income or its net sales are derived from products or services related to the leisure activities of individuals; (2) at least 50% of its assets are devoted to producing revenues through products or services related to the leisure activities of individuals; or (3) based on other available information, the Fund’s portfolio manager(s) determines that its primary business is in products or services related to leisure activities of individuals.

In addition, as required by Rule 35d-1 (the “names rule”) under the 1940 Act, the Leisure Fund and the VK Mid Cap Growth Fund (the Acquiring Fund in the proposed reorganization of the Capital Development Fund) have non-fundamental investment policies that require the Funds to invest, under normal circumstances, at least 80% of their assets in specific types of securities as discussed above under “Comparison of Principal Investment Strategies.”  As further discussed above, the Leisure Fund’s corresponding Acquiring Fund and the VK Mid-Cap Growth Fund’s corresponding Target Fund do not have a similar non-fundamental investment policy.

The Target Funds and the Acquiring Funds may be subject to other investment restrictions that are not identified above.  A full description of each Target Fund’s and each Acquiring Fund’s investment policies and restrictions may be found in its respective prospectus and SAI.

 Comparison of Share Classes and Distribution Arrangements

Distribution Arrangements and Class Structure.  IDI, a wholly owned subsidiary of Invesco Advisers, is the principal underwriter for each Fund pursuant to a written agreement.  Each Fund offers two classes of shares:  Series I and Series II.  Each class is identical except that Series II shares have adopted distribution plans under Rule 12b-1, as described below.  As a part of a Reorganization, shares of a Target Fund held by a shareholder will be exchanged for shares of the same class of the corresponding Acquiring Fund.

Distribution Plans.  Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for its Series II Shares (the “Distribution Plan”).  The Distribution Plan allows a Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Eligibility Requirements.  Shares of each Fund are sold only to Accounts of Participating Insurance Companies to fund the benefits of Variable Contracts.  The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners.  Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Variable Contracts, are further described in the Contract prospectus, which can be obtained by contacting the appropriate Participating Insurance Company through which you purchased your Variable Contract.

 Comparison of Purchase, Redemption and Exchange Procedures

Purchase Procedures.  The purchase procedures employed by the Acquiring Funds and the Target Funds are the same.  Each Fund is offered only to Participating Insurance Companies and their Accounts and, as such, individual investors cannot purchase Fund shares directly.  Instead, Contract Owners may contact their respective Participating Insurance Companies or consult their Contract prospectuses for specific information regarding purchases.

Investment Minimums.  None of the Funds maintain investment minimums with respect to their shares.  Investment minimums may, however, be imposed on Contract Owners by their respective Variable Contract.  Consult your Variable Contract prospectuses for details.

Redemption Procedures.  The redemption procedures employed by the Funds are the same.  Both the Acquiring Funds and the Target Funds offer shares only to Participating Insurance Companies and their Account.  The redemption price will be the net asset value per share next determined after the receipt of a redemption request in proper form.  None of the Funds charge a redemption fee on shares redeemed within a certain number of days of purchase.

Exchange Privileges.  Series I and Series II Shares of the Funds do not have any exchange privileges.

Comparison of Dividend and Distribution Policies

Each Fund declares and pays dividends of net investment income, if any, and capital gains distributions, if any, at least annually.  Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions.

Form of Organization and Securities to be Issued

The Funds are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws.  As a result, there are no material differences between the rights of shareholders under the governing state laws of the Funds. Each share of a Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except as a result of any differences in expenses between Series I and Series II Shares and where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class.  The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other Fund or series of the Trust.  More information about the voting, dividend and other rights associated with shares of the Funds can be found each Fund’s SAI.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (the former investment adviser to certain Invesco Funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Funds’ SAIs.

 Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses:  (i) see “Fund Management” for more information about the management of a Fund; and (ii) see “Other Information” for more information about (a) a Fund’s policies with respect to dividends and distributions; (b) pricing, purchase, redemption and repurchase of shares of a Fund; (c) tax consequences to shareholders of various transactions in shares of a Fund, and (d) distribution arrangements of a Fund.

THE PROPOSED REORGANIZATIONS

 Summary of the Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization will be consummated are set forth in the Agreement.  Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement.  The value of an Acquiring Fund’s shares attributable to your Variable Contract immediately after the Reorganization will be the same as the value of the Target Fund’s shares attributable to your Variable Contract immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will correspond to the class or classes of Target Fund shares that shareholders hold.

Each Target Fund and its corresponding Acquiring Fund will be required to make various representations and warranties in the form of the Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur in the second quarter of 2012 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”).  The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.  As a result, the Reorganizations may close at different times.  In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time.  Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take.  The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties.  The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

 Board Considerations in Approving the Reorganizations

As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds.  This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers.  The transaction also resulted in significant product overlap.  The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011.  The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

Each Board of Trustees of the Invesco Funds created an ad hoc committee (the “Ad Hoc Merger Committee”), which met separately multiple times, from September 2011 through November 2011  to discuss the proposed Reorganization.  Meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee.  The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) met separately to consider these matters.  The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees.  The Board received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of a Reorganization to each Target Fund, the corresponding Acquiring Fund, and their respective shareholders.  The Board reviewed detailed information comparing the following information for each Target Fund and its corresponding Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends.  The Board also considered the benefits to each Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, and (ii) Invesco Advisers’ paying the Target Fund’s Reorganization costs, and (iii) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes.  The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.   With respect to each individual Reorganization, the Board considered the following additional matters.

Capital Appreciation Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

With respect to the proposed Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital and current income by investing in both debt and equity securities, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a higher effective management fee at current asset levels and overall total expense ratio on a pro forma basis would remain the same.

Leisure Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

With respect to the proposed Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital and current income by investing in both debt and equity securities, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee at current asset levels but an estimated lower overall total expense ratio on a pro forma basis.

Capital Development Fund into VK Mid Cap Growth Fund

With respect to the proposed Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital and current income by investing in both debt and equity securities, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a slightly higher effective management fee at current asset levels and overall total expense ratio on a pro forma basis would remain the same.

Based upon the information and considerations described above, the Board, on behalf of each Target Fund and its corresponding Acquiring Fund, approved each Reorganization in order to combine each Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base.  The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations.  The Board concluded that the Reorganization is in the best interests of each Target Fund and its corresponding Acquiring Fund, and that no dilution of value would result to the shareholders of the Target Funds or the Acquiring Funds from the Reorganizations.  Consequently, the Board approved the Agreement and each of the Reorganization.

 Federal Income Tax Considerations

For federal income tax purposes, the Contract Owners are not the shareholders of a Target Fund.  Rather, the Participating Insurance Companies and their Accounts are the shareholders.  Provided that the Variable Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code, a Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization.  This is because the Contract Owners are not taxed currently on income or gains realized under such Variable Contracts until such time that the Contract Owners draw on their Variable Contracts. Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners.

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their circumstances.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into its corresponding Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•
the holding period of the shares of the Acquiring Fund  received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund  (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the corresponding Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Such opinion of counsel may state that no opinion is expressed as to the effect of each Reorganization on a Target Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the Target Fund (other than a shareholder that owns on the date the Reorganization is approved by shareholders and at all times until Closing 80% or more of the shares of such Target Fund) would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.  However, in light of the tax-favored status of the shareholders of each Target Fund and the Acquiring Funds, which are the Participating Insurance Companies and their Accounts, the Reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization. The following discussion assumes the Reorganization of each Target Fund with and into its corresponding Acquiring Fund qualifies as a tax-free reorganization for federal income tax purposes.

Prior to the Closing of each Reorganization, each Target Fund will distribute, and an Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable.

The tax attributes, including capital loss carryovers, of each Target Fund move to its corresponding Acquiring Fund in the Reorganization.  The capital loss carryovers of a Target Fund and its corresponding Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to any limitations that may apply under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund post-Closing.  However, in light of the tax-favored status of the shareholders of each Fund, which are the Participating Insurance Companies and their Accounts, the fact that a Fund’s capital loss carryovers become unavailable should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.  Contract Owners should ask their own tax advisors for more information on their own tax situation.

Costs of the Reorganizations

The total cost of a Reorganization to be incurred by each Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are a part of the total Reorganization costs, are set forth in the table below.

	Estimated Proxy Solicitation Costs	Estimated Total Reorganization Costs	Estimated Portion of Total Reorganization Costs to be Paid by the Target Funds
Leisure Fund	$4500	$80,000	$0
Capital Appreciation Fund	$4500	$80,000	$0
Capital Development Fund	$4500	$80,000	$0

Invesco Advisers will bear the Reorganization costs of each Fund except the VK Mid Cap Growth Fund.  The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation, but do not include any portfolio transaction costs arising from a Reorganization.

VOTING INFORMATION

 Solicitation of Proxies and Voting Instructions

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card or voting instruction form because (1) the Board is soliciting proxies from the Participating Insurance Companies and any other direct owners of Target Fund shares and (2) the Participating Insurance Companies are soliciting your voting instructions on how to vote shares of the Target Fund(s) attributable to your Variable Contract at the Meeting and at any adjournments of the Meeting.

This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting.  Voting instruction forms that are properly signed, dated and received by the applicable Participating Insurance Company will be voted as specified.  If you specify a vote on the Reorganization, your Participating Insurance Company will vote those shares attributable to your Variable Contract as you indicate.  Any shares of a Target Fund for which no voting instructions are given and signed voting instruction forms without specified instructions will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received.  The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on the Reorganization.  Contract Owners should contact their Participating Insurance Company for information about any applicable deadline for providing voting instructions to such Participating Insurance Company.  Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.  To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose as provided by your Participating Insurance Company.  Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if any shares of a Target Fund are held in a broker’s name, the broker will not be entitled to vote those shares if it has not received instructions from the shareholder.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders, proxy cards and the enclosed voting instruction form(s) are expected to be mailed on or about January [19], 2012 to all shareholders entitled to vote.  Shareholders of record of  the Target Funds as of the close of business on January 4, 2012 (the “Record Date”) are entitled to vote at the Meeting.  The number of outstanding shares of each class of the Target Funds as of January 4, 2012 can be found at Exhibit A.  Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting.  If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing to the address of the Target Funds set forth on the cover page of this Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy.  In addition, although merely attending the Meeting will not revoke a proxy, if a shareholder is present at the Meeting, it may withdraw its proxy and vote in person.  If you are a Contract Owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, or by signing and forwarding to the Participating Insurance Company later-dated voting instructions.  Contract Owners should contact their Participating Insurance Company for further information on how to revoke previously given voting instructions, including any applicable deadlines.  Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.

 Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of each Target Fund.  For each Target Fund, a quorum will exist if shareholders representing at least one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.  The presence of Participating Insurance Companies that own at least one-third of a Target Fund’s outstanding shares in person or by proxy at the Meeting will be sufficient to constitute a quorum, whether or not such Companies have received voting instructions for all such shares.

As discussed above, shares of the Target Funds are offered only to Participating Insurance Company Accounts as investment options under their Variable Contracts.  Accordingly, as of the Record Date, shares of the Target Funds were only held by such Accounts.  Contract Owners have the right to instruct their Participating Insurance Company on how to vote the shares attributable to their Variable Contracts, as described more fully above.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum.  If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes.  The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

 Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval.  For each Target Fund shareholder approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of  more than 50% of the outstanding shares of the such Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of such Target Fund.  Abstentions are counted as present but are not considered votes cast at the Meeting.  As a result, abstentions will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of that Fund.

 Proxy Solicitation

The Target Funds have engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting.  Solicitor’s estimated costs are set forth above under the “Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus.  Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates, or Solicitor may also solicit proxies by telephone, facsimile or personal interview.  The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request.  The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

 Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus.  Under the Target Funds’ bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose.  If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

 Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of January 4, 2012, to the knowledge of each Target Fund and Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or Acquiring Fund, respectively, can be found at Exhibit B.

No shares of any Fund are owned directly by the Trustees of the Trust or the Trust’s executive officers.

OTHER MATTERS

 Capitalization

The following tables set forth as of June 30, 2011, for each Reorganization, the total net assets, number of shares outstanding and net asset value ("NAV") per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund(s).  The pro forma capitalization column in the tables assumes that each Reorganization has taken place.  The capitalizations of the Target Funds, the Acquiring Funds and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.  The information is unaudited.

Leisure Fund and Capital Appreciation Fund (Target Funds) into VK Capital Growth Fund (Acquiring Fund)

	Actual (as of June 30, 2011)			Pro Forma
	Leisure Fund (Target Fund)	Capital Appreciation Fund (Target Fund)	VK Capital Growth Fund (Acquiring Fund)	Assuming both Reorganizations are Completed
				Pro Forma Adjustments(1)	VK Capital Growth Fund
Net Assets (all classes)	$20,500,521	$654,146,297	$265,464,143	$ -	$940,110,961
Series I Net Assets	$20,184,490	$473,381,884	$161,152,196	$ -	$654,718,570
Series I Shares Outstanding	2,381,094	19,395,770	4,469,311	(8,087,390)(2)	18,158,785
Series I NAV Per Share	$8.48	$24.41	$36.06	$ -	$36.06
Series II Net Assets	$316,031	$180,764,413	$104,311,947	$ -	$285,392,391
Series II Shares Outstanding	37,373	7,537,175	2,940,331	(2,471,458)(2)	8,043,421
Series II NAV Per Share	$8.46	$23.98	$35.48	$ -	$35.48

Capital Development Fund (Target Fund) into VK Mid Cap Growth Fund (Acquiring Fund)

	Actual (as of June 30, 2011)		Pro Forma
	Capital Development Fund (Target Fund)	VK Mid Cap Growth Fund (Acquiring Fund)	Pro Forma Adjustments(1)	VK Mid Cap Growth Fund
Net Assets (all classes)	$257,335,539	$79,829,376	$ -	$337,164,915
Series I Net Assets	$151,924,705	$13,154	$ -	$151,937,859
Series I Shares Outstanding	10,450,792	3,030	24,561,769(2)	35,015,591
Series I NAV Per Share	$14.54	$4.34	$ -	$ 4.34
Series II Net Assets	$105,410,834	$79,816,222	$ -	$185,227,056
Series II Shares Outstanding	7,475,559	18,403,925	16,811,395(2)	42,690,879
Series II NAV Per Share	$14.10	$4.34	$ -	$4.34

(1) Invesco will bear 100% of the Reorganization expenses of the Target Funds.  As a result, there are no pro forma adjustments to Net Assets.
(2) Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder  accounts based on the relative value of the Target Funds' and the Acquiring Fund’s NAV Per Share assuming the reorganization would have taken place on June 30, 2011.

 Dissenters’ Rights

If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes any applicable state law.  Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date.  After the Reorganizations, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

 Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed.  If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund.  The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting.  For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549-1520.  Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-1520, at the prescribed rates.  The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUNDS

As of January 4, 2012, there were the following number of shares outstanding of each class of each Target Fund:

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust, owned 5% or more of the outstanding shares of each class of the Target Funds.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

B-1

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Funds is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

C-1

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2011 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve.  Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date.  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”).  Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1. [Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization.  A Target Fund will bear its costs associated with the Reorganization to the extent that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by the Adviser and discussed with the Board.  IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold.]

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

           This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc. By: _________________________________ Name: Title:
AIM Investment Funds (Invesco Investment Funds), AIM Sector Funds (Invesco Sector Funds), AIM Equity Funds (Invesco Equity Funds), AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto
By:   _________________________________
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity	Closing Date

Invesco Balanced-Risk Commodity Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Commodities Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class

Invesco Van Kampen American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y

Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Capital Development Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Class A	Investor Class
Institutional Class	Institutional Class

Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco High Income Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Institutional Class	Institutional Class

Inveso Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Leisure Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Development Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

(i)           The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)           No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)           The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)           The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)           No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii)           The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)           The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)           For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in their respective prospectuses which are each incorporated herein by reference.  The Acquiring Fund’s prospectus also accompanies this Joint Proxy Statement/Prospectus.  The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period.  The information is unaudited.  The Funds’ fiscal year end is December 31 and accordingly, the Funds’ financial highlights below contain information for the six-month period ended June 30, 2011.

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Total Distributions	Net asset value, end of period	Total Return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio Turnover(c)
VK Capital Growth Fund (Acquiring Fund)
Series I(d)
Six months ended 06/30/11	$34.00	$(0.02)	$2.08(e)	$2.06	$--	$--	$36.06	6.06%(e)	$161,152	0.84%(f)	1.03%(f)	(0.14)%(f)	62%
Series II(d)
Six months ended 06/30/11	33.49	(0.07)	2.06(e)	1.99	--	--	35.48	5.94(e)	104,312	1.09(f)	1.28(f)	(0.39)(f)	62

Leisure Fund (Target Fund)
Series I
Six months ended 06/30/11	$7.94	$0.01	$0.53	$0.54	$--	$--	$8.48	6.80%	$20,184	1.01%(f)	1.64%(f)	0.15%(f)	27%
Series II
Six months ended 06/30/11	7.93	$(0.00)	0.53	0.53	--	--	8.46	6.68	316	1.26(f)	1.89(f)	(0.10)(f)	27

Capital Appreciation (Target Fund)
Series I
Six months ended 06/30/11	$23.30	$0.03	$1.08	$1.11	$--	$--	$24.41	4.76%	$473,382	0.90%(f)	0.90%(f)	0.26%(f)	73%
Series II
Six months ended 06/30/11	22.92	0.00	1.06	1.06	--	--	23.98	4.62	180,764	1.15(f)	1.15(f)	0.01(f)	73

E-1

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Total Distributions	Net asset value, end of period	Total Return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio Turnover(c)
VK Mid Cap Growth Fund (Acquiring Fund)
Series I
Six months ended 06/30/11	$4.05	$(0.01)	$0.30	$0.29	$--	$--	$4.34	7.16%	$13	1.00%(f)	1.19%(f)	(0.56)%(f)	73%
Series II
Six months ended 06/30/11	4.06	(0.02)	0.30	0.28	--	--	4.34	6.90	79,816	1.25(f)	1.44(f)	(0.81)(f)	73

Capital Development Fund (Target Fund)
Series I
Six months ended 06/30/11	$13.41	$(0.02)	$1.15	$1.13	$--	$--	$14.54	8.43%	$151,925	1.08%(f)	1.09%(f)	(0.35)%(f)	90%
Series II
Six months ended 06/30/11	13.02	(0.04)	1.12	1.08	--	--	14.10	8.30	105,411	1.33(f)	1.34(f)	(0.60)(f)	90

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.  For the period ending June 30, 2011, the portfolio turnover calculation for the Capital Growth Fund excludes the value of securities purchased of $83,359,751 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Large Cap Growth Fund into the Fund.  Additionally, for the period ending June 30, 2011, the portfolio turnover calculation for the Capital Development Fund excludes the value of securities purchased of $47,957,386 and sold of $21,768,039 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Dynamics Fund into the Fund.

(d)	On June 1, 2010, the Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares.
(e)
Includes litigation proceeds received during the period.  Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $2.05 and $2.03 for Series I and Series II shares, respectively and total returns would have been lower.

(f)
Ratios are annualized and based on the following average daily net assets (000’s omitted) for the following Funds’ Series I and Series II shares, respectively:  Leisure Fund – $20,348 and $204; Capital Appreciation Fund –  $491,230 and $184,827; VK Capital Growth Fund  – $105,368 and $109,827; Capital Development Fund  –  $121,611 and $104,549; VK Mid Cap Growth Fund  –  $13 and $81,629.

E-2

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:
[LAPTOP GRAPHIC]	VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours
[TELEPHONE GRAPHIC]	VOTE BY TELEPHONE Call x-xxx-xxx-xxxx Follow the recorded instructions available 24 hours
[MAILBOX GRAPHIC]	VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope

Please detach at perforation before mailing.

[INVESCO LOGO]
FUND NAME (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 2, 2012

The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Joint Special Meeting of Shareholders on April 2, 2012, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.

NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: x-xxx-xxx-xxxx
[________________] [_____________________]
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date

PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 2, 2012.
The Proxy Statement is available at:  ______________

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK.  Example: [X]

[__]           To vote in accordance with the Board’s recommendation mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between the Target Fund and the corresponding Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	[__]	[__]	[__]

PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:
[LAPTOP GRAPHIC]	VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours
[TELEPHONE GRAPHIC]	VOTE BY TELEPHONE Call x-xxx-xxx-xxxx Follow the recorded instructions available 24 hours
[MAILBOX GRAPHIC]	VOTE BY MAIL Vote, sign and date your Voting Instruction Card and return it in the postage-paid envelope

Please detach at perforation before mailing.

VOTING INSTRUCTION CARD
FUND NAME (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 2, 2012
VOTING INSTRUCTION CARD

[INSURANCE COMPANY NAME DROP-IN]
The undersigned hereby authorizes the above-referenced Insurance Company (the “Company”) to represent and to vote, as designated on the reverse, at the Joint Special Meeting of Shareholders on April 2, 2012, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund which is attributable to his or her contract or interest therein as directed on the reverse side of this card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card or return it unsigned, the Company will vote all shares attributable to your account value in proportion to all voting instructions for the Target Fund actually received from contract owners in the Separate Account.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: x-xxx-xxx-xxxx
[________________] [_____________________]
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date

PLEASE VOTE, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 2, 2012.
The Proxy Statement is available at:  ______________

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK.  Example: [X]

[__]           To vote in accordance with the Board’s recommendation mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between the Target Fund and the corresponding Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	[__]	[__]	[__]

PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

PLEASE VOTE, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

Part B
STATEMENT OF ADDITIONAL INFORMATION
[________], 2012
To the
Registration Statement on Form N-14 Filed by:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
On behalf of:
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund

11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 410-4246

Relating to the April 2, 2012 Joint Special Meeting of
Shareholders of the following Invesco Funds:

Invesco V.I. Leisure Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Capital Development Fund

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [________], 2012 (the “Proxy Statement/Prospectus”) relating specifically to the Joint Special Meeting of Shareholders of each of the above-listed mutual funds to be held on April 2, 2012. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 410-4246.  You can also access this information at www.invesco.com/proxy.

Table of Contents

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	2

General Information

This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all liabilities of each “Target Fund,” as identified below, by the corresponding “Acquiring Fund,” in exchange for shares of the corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).  Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.  Each Acquiring Fund and each Target Fund is a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Leisure Fund Invesco V.I. Capital Appreciation Fund	Invesco Van Kampen V.I. Capital Growth Fund
Invesco V.I. Capital Development Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
Statement of Additional Information dated May 2, 2011, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco V.I. Leisure Fund, Invesco V.I. Capital Appreciation Fund and Invesco V.I. Capital Development Fund (filed via EDGAR on April 28, 2011, Accession No. 0000950123-11-041079) (“SAI I”).

2.	Supplement dated August 31, 2011 to SAI I (filed via EDGAR on August 31, 2011, Accession No. 0000950123-11-081746).
3.
Statement of Additional Information dated May 2, 2011, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco Van Kampen V.I. Capital Growth Fund and Invesco Van Kampen V.I. Mid Cap Growth Fund (filed via EDGAR on April 28, 2011, Accession No. 0000950123-11-041079).

4.
The unaudited financial statements included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2011, with respect to Invesco V.I. Leisure Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Capital Development Fund, Invesco Van Kampen V.I. Capital Growth Fund and the Invesco Van Kampen V.I. Mid Cap Growth Fund (filed via EDGAR on August 25, 2011, Accession No. 0000950123-11-079973).

5.
The audited financial statements and related report of the independent public accounting firm included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Annual Report to Shareholders for the fiscal year ended December 31, 2010, with respect to Invesco V.I. Leisure Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Capital Development Fund, Invesco Van Kampen V.I. Capital Growth Fund and the Invesco Van Kampen V.I. Mid Cap Growth Fund (filed via EDGAR on February 25, 2011, Accession No. 0000950123-11-018617).

1

Pro Forma Financial Information

Pro Forma Financial Information
Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund into
Invesco Van Kampen V.I. Capital Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2011.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Reorganization (the "Plan") as of the beginning of the period as indicated below in the table.  No Reorganization is contingent upon any other Reorganization.

Target Funds	Acquiring Fund	12 Month Period Ended
Invesco V.I. Capital Appreciation Fund	Invesco Van Kampen V.I. Capital Growth Fund	June 30, 2011
Invesco V.I. Leisure Fund

Basis of Pro Forma

Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganizations.  Each Target Fund and the Acquiring Fund are series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund.  The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Funds Share Class	Shares Exchanged		Acquiring Fund Share Class
	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Leisure Fund
Series I	13,129,527	559,947	Series I
Series II	5,094,179	8,911	Series II

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.  All securities held by a Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

2

Note 2 – Net Assets

The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Capital Appreciation Fund (Target Fund)	$654,146,297	June 30, 2011
Invesco V.I. Leisure Fund (Target Fund)	20,500,521	June 30, 2011
Invesco Van Kampen V.I. Capital Growth Fund (Acquiring Fund)	265,464,143	June 30, 2011
Invesco Van Kampen V.I. Capital Growth Fund (Pro Forma Combined)	$940,110,961	June 30, 2011

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and the Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$231,198
Administrative services fees (2)	(49,160)
Reports to shareholders fees (3)	(14,929)
Professional fees (4)	(61,320)
Trustees' and officers’ fees and benefits (5)	(33,960)

(1)  Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Upon closing of the Reorganizations, the Adviser has contractually agreed through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.90% and 1.15% of average daily net assets, respectively.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(2)  Administrative services fees were adjusted to eliminate the duplicative costs of administering three funds pursuant to the master administrative services agreement for the Target Funds and the Acquiring Fund.

(3) Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.

(4)  Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5) Trustees' and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

3

Note 4 – Reorganization Costs

Each Target Fund is expected to incur an estimated $80,000 in Reorganization costs.  These costs represent the estimated non-recurring expense of each Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization.  Invesco will bear 100% of these costs for each Target Fund.  The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with each Reorganization and Invesco will bear 100% of these costs and expenses.  The pro forma financial information has not been adjusted for any costs related to the Reorganizations.

Note 5 - Accounting Survivor

The Acquiring Fund has been determined to be the accounting survivor.  The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies and restrictions of the Acquiring Fund.

Note 6 - Capital Loss Carryforward

At December 31, 2010, Target Fund - Invesco V.I. Capital Appreciation Fund had a capital loss carryforward of approximately $284,690,766 and Target Fund - Invesco V.I. Leisure Fund had a capital loss carryforward of approximately $4,070,110.  At December 31, 2010, Acquiring Fund - Invesco Van Kampen V.I. Capital Growth Fund had a capital loss carryforward of approximately $33,999,632.  For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco V.I. Capital Development Fund into Invesco Van Kampen V.I. Mid Cap Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2011. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the "Plan") as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco V.I. Capital Development Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund	June 30, 2011

4

Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization.  The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund.  The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Series I	35,012,561	Series I
Series II	24,286,954	Series II

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.  All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Capital Development Fund (Target Fund)	$257,335,539	June 30, 2011
Invesco Van Kampen V.I. Mid Cap Growth Fund (Acquiring Fund)	79,829,376	June 30, 2011
Invesco Van Kampen V.I. Mid Cap Growth Fund (Pro Forma Combined)	337,164,915	June 30, 2011

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$3,194
Administrative services fees (2)	(33,541)
Reports to shareholders fees (3)	14,270
Professional fees (4)	(28,300)
Trustees' and officers’ fees and benefits (5)	(13,500)
Fee waiver and/or expense reimbursements (1)	112,467

(1)  Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets.  Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco

5

Advisers, Inc., the Acquiring Fund's investment adviser (the "Adviser"), to waive advisory fees and/or reimburse expenses through at least June 30, 2014 as part of the contractual expense limitation agreement of the Acquiring Fund.  Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 1.09% and 1.34% of average daily net assets, respectively.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(2)   Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3) Reports to shareholders fees have been adjusted to reflect the current expenses of the Acquiring Fund.

       (4)  Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5) Trustees' and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 – Reorganization Costs

The Target Fund is expected to incur an estimated $80,000 in Reorganization costs. These costs represent the estimated non-recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization.  Invesco will bear 100% of these costs for the Target Fund.  The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses.  The pro forma financial information has not been adjusted for any costs related to the Reorganization.

Note 5 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 6 - Capital Loss Carryforward

At December 31, 2010 the Target Fund had a capital loss carryforward of approximately $53,234,992. At December 31, 2010 the Acquiring Fund had a capital loss carryforward of approximately $1,976,558.  For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

6

PART C

OTHER INFORMATION

Item 15.
Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset.

Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

1 (a)	-
(1)        Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

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(2)        Amendment No. 1, dated September 14, 2005, effective as of December 21, 2005, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

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(3)        Amendment No. 2, dated September 14, 2005, effective as of July 3, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

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(4)        Amendment No. 3, dated September 14, 2005, effective as of January 9, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

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(5)        Amendment No. 4, dated September 14, 2005, effective as of July 3, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

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(6)        Amendment No. 5, dated September 14, 2005, effective as of May 1, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(7)        Amendment No. 6, dated September 14, 2005, effective as of May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(8)        Amendment No. 7, dated September 14, 2005, effective as of June 12, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(9)        Amendment No. 8, dated September 14, 2005, effective as of July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(10)           Amendment No. 9, dated September 14, 2005, effective as of November 6, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(11)           Amendment No. 10, dated September 14, 2005, effective as of December 21, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(12)           Amendment No. 11, dated September 14, 2005, effective as of May 1, 2007, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

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(13)           Amendment No. 12, dated September 14, 2005, effective as of May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 36, filed electronically on August 8, 2008.

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(14)           Amendment No. 13, dated September 14, 2005, effective as of July 31, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

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(15)           Amendment No. 14, dated September 14, 2005, effective as of November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 39, filed electronically on November 25, 2009.

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(16)           Amendment No. 15, dated September 14, 2005,  effective as of February 10, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

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(17)           Amendment No. 16, dated September 14, 2005,  effective as of February 12, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

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(18)           Amendment No. 17, dated September 14, 2005,  effective as of February 26, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

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(19)           Amendment No. 18, dated September 14, 2005, effective as of June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

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(20)           Amendment No. 19, dated September 14, 2005, effective as of September 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

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(21)           Amendment No. 20, dated September 14, 2005, effective as of April 11, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

2 (a)	-	(1) Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

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(2) Amendment, adopted effective August 1, 2006, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(3) Amendment No. 2, adopted effective March 23, 2007, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(4) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

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(5) Amendment No. 4, adopted effective April 30, 2010, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

3	-	Voting Trust Agreements – None

4	-	Form of Agreement and Plan Reorganization of Registrant on behalf of certain series portfolios is attached to the Joint Proxy Statement Prospectus contained in this Registrant Statement.

5	-	Instruments Defining Rights of Security Holders – All rights of security holders are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust.
6 (a)	-
(1) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

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(2) Amendment No. 1, dated, May 1, 2001 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.)

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(3) Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

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(4) Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

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(5) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.

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(6) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

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(7) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

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(8) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

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(9) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

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(10) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

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(11) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(12)           Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(13)           Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(14)           Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(15)           Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

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(16)           Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(17)           Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(18)           Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(19)           Amendment No.18, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on February 11, 2010.

-
(20)           Amendment No.19, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

-
(21)           Amendment No. 20, dated March 3, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

-
(22)           Amendment No. 21, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

-
(23)           Amendment No. 22, dated January 7, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(b)	-
(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc., incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(2) Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc., incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., formerly AIM Funds Management Inc., incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on February 11, 2010.

–
(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

–
(5) Amendment No. 4, dated March 3, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

-
(6) Amendment No. 5, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

-
(7) Amendment No. 6, dated January 7, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

7 (a)	-
(1) First Amended and Restated Master Distribution Agreement, dated July 16, 2001, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on July 18, 2001.

-
(2) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(3) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(4) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.

-
(5) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

-
(6) Amendment No. 5, dated October 15, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

-
(7) Amendment No. 6, dated July 1, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

-
(8) Amendment No. 7, dated December 21, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

-
(9) Amendment No. 8, dated May 1, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(10) Amendment No. 9, dated June 12, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(11) Amendment No. 10, dated July 3, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(12) Amendment No. 11, dated November 6, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(13) Amendment No. 12, dated December 21, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(14) Amendment No. 13, dated May 1, 2007, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(15) Amendment No. 14, dated October 22, 2008, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(16) Amendment No. 15, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

-
(17) Amendment No. 16, dated March 3, 2010, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

-
(18) Amendment No. 17, dated April 30, 2010, to First Amended and Restated Master Distribution Registrant and Invesco Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

-
(19) Amendment No. 18, dated January 7, 2011, to First Amended and Restated Master Distribution Agreement between  Registrant and Invesco Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

8 (a)	-
(1) Retirement Plan of Registrant’s Non-Affiliated Directors, effective March 8, 1994, as restated September 18, 1995 incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

-
(2) Form of Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2010 incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

-
(3) Form of Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2010 incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

9 (a)	-
(1) Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

-
(2) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

-
(3) Amendment, dated June 29, 2001, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(4) Amendment, dated April 2, 2002, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(5) Amendment, dated September 8, 2004, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

-
(6) Amendment, dated February 6, 2006, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(7) Amendment, dated January 31, 2007, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(8) Amendment, dated June 1, 2010, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

(b)	-
(1) Custody Agreement, dated September 19, 2000, between Registrant and The Bank of New York incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

-
(2) Amendment No. 1, dated May 31, 2005, to Custody Agreement dated September 19, 2000, between Registrant and The Bank of New York incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

(c)	-
Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

10 (a)	-	(1) Registrant’s Master Distribution Plan pursuant to Rule 12b-1 for Series II shares incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on July 18, 2001.

-
(2) Amendment No. 1 to the Registrant’s Master Distribution Plan, dated September 7, 2001 incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

	-	(3) Amendment No. 2 to the Registrant’s Master Distribution Plan, dated May 1, 2002 incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-	(4) Amendment No. 3 to the Registrant’s Master Distribution Plan, dated August 29, 2003 incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.

-	(5) Amendment No. 4 to the Registrant’s Master Distribution Plan, dated April 30, 2004 incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

-	(6) Amendment No. 5 to the Registrant’s Master Distribution Plan, dated October 15, 2004 incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

-	(7) Amendment No. 6 to the Registrant’s Master Distribution Plan, dated July 1, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

-
(8) Amendment No. 7 to the Registrant’s Master Distribution Plan, dated December 21, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

-	(9) Amendment No. 8 to the Registrant’s Master Distribution Plan, dated May 1, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-	(10) Amendment No. 9, to the Registrant’s Master Distribution Plan, dated June 12, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-	(11) Amendment No. 10, to the Registrant’s Master Distribution Plan, July 3, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-	(12) Amendment No. 11, to the Registrant’s Master Distribution Plan, dated November 6, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(13) Amendment No. 12, to the Registrant’s Master Distribution Plan, dated December 21, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-	(14) Amendment No. 13, to the Registrant’s Master Distribution Plan, dated May 1, 2007 incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(15) Amendment No. 14, to the Registrant's Master Distribution Plan, dated October 22, 2008. incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(16) Amendment No. 15, to the Registrant’s Master Distribution Plan, dated February 12, 2010 incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

	-	(17) Amendment No. 16, to the Registrant’s Master Distribution Plan, dated March 3, 2010 incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

	-	(18) Amendment No. 17, to the Registrant’s Master Distribution Plan, dated April 30, 2010 incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

	-	(19) Amendment No. 18, to the Registrant’s Master Distribution Plan, dated January 7, 2011 incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(b)	-
(1) Registrant’s Amended and Restated Multiple Class Plan, effective July 16, 2001, as amended and restated August 18, 2003 incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.

11	-	Opinion and Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

12	-	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders, will be filed by Post-effective Amendment.

13 (a)	-
(1) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(2) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(3) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(4) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(5) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(6) Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

(7) Amendment No. 6, dated January 1, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on February 11, 2010.

–
(8) Amendment No. 7, dated February 12, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

-
(9) Amendment No. 8, dated March 3, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

-
(10) Amendment No. 9, dated April 30, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

-
(11) Amendment No. 10, dated January 7, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(b)	-
(1) Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(2) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

(c)	-
(1) Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

-
(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and Invesco Distributors, Inc., incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(d)	-
(1) Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

-
(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

(e)	-
(1) Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

-
(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

(f)	-
(1a) Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

-
(1b) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

-
(2) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(3) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(4) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(5) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(6) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(7) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(8) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(g)	-
Participation Agreement, dated June 1, 2010, between Registrant and Empire Fidelity Investments Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(h)	-
Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Investments Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(i)	-
Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Security Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(j)	-
(1) Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

-
(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(k)	-
(1) Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

-
(2) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(3) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(4) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(5) Amendment No. 4, dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(6) Amendment dated November 1, 2007, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(7) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(l)	-
(1a) Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

-
(1b) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

-
(3) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(m)	-
(1a) Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

-
(1b) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated, incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

-
(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(3) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(7) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(10)           Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(n)	-
(1) Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

-
(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(3) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(7) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York (formerly ML Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(o)	-
(1) Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

-
(2) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(5) Amendment dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(6) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(p)	-
(1) Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America. incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(2) Amendment No. 1, dated March 25, 2009, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(q)	-
(1) Amended and Restated Participation Agreement, dated  April 17, 2006, between Registrant and American Centurion Life Assurance Company and IDS Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated  April 17, 2006, between Registrant and Riversource Life Insurance Company of New York (formerly American Centurion Life Assurance Company, and IDS Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(r)	-
(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company (formerly American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(s)	-
(1) Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(2) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated November 20, 1997, between Registrant and American General Life Insurance Company of Delaware (formerly AIG Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(t)	-
(1) Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, between Registrant and American International Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(u)	-
(1) Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(2) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

(v)	-
(1) Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(2) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(3) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

-
(4) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

-
(5) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(6) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(7) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(w)	-
(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

-
(3) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(5) Amendment No. 4, dated November 9, 2009, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(6) Amendment dated April 30, 2010, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

-
(7) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(x)	-
(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

-
(3) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(y)	-
(1) Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(5) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(6) Amendment, dated January 1, 2003, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(7) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(8) Amendment No. 6, dated July 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(9) Amendment No. 7, dated May 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(10) Amendment No. 8, dated December 31, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

(z)	-
(1) Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(3) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S) incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(6) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(7) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(8) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(9) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(10) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(11) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(12) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(13) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(14) Amendment No. 13, dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(15) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(16) Amendment No. 15, dated April 30, 2010, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(aa)	-
Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

(bb)	-
(1) Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(cc)	-
(1) Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(3) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(4) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(5) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(6) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(7) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(9) Amendment No. 8, dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(10) Amendment No. 9, dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(11) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(12) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(13) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(14) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(15) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(16) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(17) Amendment, dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(18) Amendment, dated January 10, 2008, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(19) Amendment, dated June 10, 2009, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(20)  Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(dd)	-
(1) Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

(ee)	-
(1) Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

-
(3) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(5) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(6) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(7) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(8) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(9) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(11) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(12) Amendment No. 11, dated February 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(13) Amendment No. 12, dated September 15, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(14) Amendment No. 13, dated December  1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(15) Amendment No. 14, dated April 30, 2010, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ff)	-
(1) Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(3) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(6) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(7) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and the Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(8) Amendment No. 7, dated May 1, 2003, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(9) Amendment No. 8, dated April 30, 2004, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(gg)	-
(1) Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(3) Amendment, dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company (n/k/a ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(hh)	-
(1) Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(2) Amendment 2, dated July 1, 2001, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(3) Amendment, dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(4) Amendment, dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(5) Amendment 4, dated June 30, 2006, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(6) Amendment, dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(7) Amendment, dated November 3, 2008, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(8) Amendment dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ii)	-
(1) Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(jj)	-
(1) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(3) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(4) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(5) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(7) Amendment No. 6, dated May 1, 2008, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(8) Amendment No. 7, dated May 1, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(9) Amendment No. 8, dated July 27, 2009,to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(10) Amendment No. 9, dated October 19, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(kk)	-
(1) Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(ll)	-
(1) Amended and Restated Participation Agreement, dated July 31, 2007, to the Participation Agreement, dated July 27, 1998, between Registrant, A I M Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(2) Amendment No. 1, dated March 1, 2008, to the Participation Agreement, dated July 31, 2007, between Registrant AIM Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(mm)	-
(1) Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

-
(2) Amendment No. 1, dated February 11, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

-
(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(4) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(5) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(6) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(7) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(9) Amendment dated January 1, 2003 to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(nn)	-
(1) Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

-
(2) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(5) Amendment, dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(6) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(7) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(8) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(9) Amendment No. 8, dated April 30, 2010, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(oo)	-
(1) Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

-
(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(3) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

(pp)	-
(1) Participation Agreement, dated April 30, 1997, between Registrant and  Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

-
(2) Amendment No. 1, dated March 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment, dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(5) Amendment, dated April 30, 2010, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(qq)	-
(1) Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc., incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

-
(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.. incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(3) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc., incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc., incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated February 1, 1999, between Registrant and Reassure America Life Insurance Company (formerly Sage Life Assurance of America, Inc.) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(rr)	-
(1) Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

-
(2) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(5) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ss)	-
(1) Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

-
(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(tt)	-
(1) Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

-
(2) Amendment, dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(uu)	-
(1) Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

-
(2) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly, First Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(vv)	-
(1) Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(2) Amendment, dated July 12, 2006, to the Participation Agreement, dated August  21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

(ww)	-
(1) Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

-
(2) Amendment dated April 30, 2010, to the Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(xx)	-
(1) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(2) Amendment, dated April  1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment, dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(4) Amendment, dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(5) Amendment. dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(6) Amendment, dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(7) Amendment, dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(8) Amendment, dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

(yy)	-
(1) Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(2) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company (formerly Security First Life Insurance company) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(3) Amendment dated April 30, 2010, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(zz)	-
(1) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(2) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(3) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(aaa)	-
(1) Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(2) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(3) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(bbb)	-
(1) Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(2) Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ccc)	-
Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

(ddd)	-
(1) Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

-
(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(5) Amendment No. 4, dated July 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(6) Amendment No. 5, dated September 15, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(7) Amendment No. 6, dated December 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(8) Amendment No. 7, dated April 30, 2010, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(eee)	-
(1) Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

-
(2) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(3) Amendment, dated July 12, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(fff)	-
Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

(ggg)	-
(1) Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(2) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(5) Amendment No. 4, dated March 18, 2008, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance Company) incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(6) Amendment No. 5, dated April 30, 2010, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(hhh)	-
Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

(iii)	-
Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

(jjj)	-
Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

(kkk)	-
(1) Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(2) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(lll)	-
(1) Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(2) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(mmm)	-
(1) Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(2) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(3) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(4) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(5) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(6) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(7) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(8) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(9) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(10) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(11) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(12) Amendment No. 11, dated April 30, 2010, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(nnn)	-
(1) Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(2) Amendment, dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3)  Amendment dated April 30, 2010, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ooo)	-
(1) Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

-
(2) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(ppp)	-
(1) Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(3) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(qqq)	-
(1) Participation Agreement, dated April 3, 2000, between Registrant and First Cova Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(3) Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(4) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(5) Amendment dated April 30, 2010, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(rrr)	-
(1) Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment, dated April 6, 2004, to the Participation Agreement between Registrant and Peoples Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated February 1, 2001, between Registrant and People’s Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

(sss)	-
(1) Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ttt)	-
(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment No. 1, dated April  30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(3) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(uuu)	-
(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment No. 1, dated April  30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(3) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(vvv)	-
(1) Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment No. 1, dated February 1, 2008, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(4) Amendment No. 3, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(www)	-
(1) Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amended, dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amended, dated May 1, 2008, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(5) Amended, dated April 30, 2010, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(xxx)	-
Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(yyy)	-
(1) Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment, dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment, dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(4) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(zzz)	-
(1) Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment, dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(aaaa)	-
(1) Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(3) Amendment No. 2, dated January 1, 2004, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

-
(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(bbbb)	-
(1) Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

-
(2) Amendment, dated May 1, 2003, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment, dated March 31, 2005, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment, dated April 28, 2008, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(6) Amendment, dated April 30, 2010, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(cccc)	-
Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(dddd)	-
(1) Participation Agreement, dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, to the Participation Agreement dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(eeee)	-
(1) Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 24, filed electronically on April 30, 2002.

-
(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ffff)	-
(1) Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc., incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment, dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(4) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(5) Amendment, dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(6) Amendment, dated January 10, 2008, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(7) Amendment, dated June 1, 2009, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(8) Amendment, dated April 30, 2010, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(gggg)	-
(1) Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

-
(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(3) Amendment No. 2, dated March 19, 2008, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(hhhh)	-
(1) Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment, dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment, dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment, dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company (n/k/a Symetra Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(5) Amendment, dated April 30, 2010, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(iiii)	-
(1) Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(jjjj)	-
(1) Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(kkkk)	-
(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(llll)	-
(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(mmmm)	-
(1) Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment, dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

(nnnn)	-
(1) Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(oooo)	-
(1) Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment, dated September 2, 2002, to the Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(pppp)	-
(1) Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment, dated April 30, 2004, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment, dated May 1, 2006, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment, dated May 1, 2008, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(5) Amendment, dated April 30, 2010, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(qqqq)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(rrrr)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ssss)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(3) Amendment No. 2, dated September 30, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(4) Amendment No. 3 dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(tttt)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(3) Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(4) Amendment No. 3, dated November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(uuuu)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(3) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp. incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(4) Amendment No. 2, effective November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp. incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(5) Amendment No. 3, effective April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp. incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(vvvv)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and Business Men’s Assurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant and Liberty Life Insurance Company (formerly, Business Men’s Assurance Company of America) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(wwww)	-
Participation Agreement, dated April 30, 2004, between Registrant and American Skandia Life Assurance Corp. incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(xxxx)	-
Participation Agreement, dated June 1, 2010, between Registrant and Standard Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(yyyy)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 1, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(zzzz)	-
(1) Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(4) Amendment No. 3, dated March 18, 2008, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(aaaaa)	-
Participation Agreement, dated April 30, 2004, between Registrant and American Partners Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(bbbbb)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated July 1, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ccccc)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment dated April 30, 2010, to the Participation Agreement dated April 30, 2010, between Registrant and C.M. Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ddddd)	-
(1) Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated October 16, 2009, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(3) Amendment No. 2, dated April 19, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(eeeee)	-
(1) Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp. incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Addendum, dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp. incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 1, dated April 2, 2008, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp. incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(4) Amendment No. 2, dated August 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp. incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(5) Amendment No. 3, dated October 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp. incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

-
(6) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp. incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(fffff)	-
Participation Agreement, dated April 30, 2004, between Registrant and Chase Insurance Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(ggggg)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated May 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

-
(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(hhhhh)	-
(1) Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(3) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

-
(4) Amendment No. 3, dated January 13, 2009, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

(iiiii)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(2) Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(3) Amendment No. 2, dated February 20, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

-
(4) Amendment No. 3, dated December 23, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(jjjjj)	-
(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc., and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(3) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

-
(4) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

-
(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(kkkkk)	-
Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company of New York (effective January 1, 2005, John Hancock Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

(lllll)	-
Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company (U.S.A.) (effective January 1, 2005, John Hancock Life Insurance Company (U.S.A.) incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

(mmmmm)	-
Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

(nnnnn)	-
Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

(ooooo)	-
Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ppppp)	-
Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(qqqqq)	-
Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(rrrrr)	-
Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(sssss)	-
Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

(ttttt)	-
(1) Participation Agreement, dated May 28, 2010, between Registrant and First SunAmerica Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(2) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and First SunAmerica Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(uuuuu)	-
(1) Participation Agreement, dated May 28, 2010, between Registrant and SunAmerica Annuity and Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 52, filed electronically on January 6, 2011.

-
(2) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and SunAmerica Annuity and Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(vvvvv)	-
Participation Agreement, dated June 1, 2010, between  Registrant and Protective Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(wwwww)	-
Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

(xxxxx)	-
Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

(yyyyy)	-
Fourth Amended and Restated Interfund Loan Agreement, dated  April  30, 2010, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(zzzzz)	-
Sixth Amended and Restated Memorandum of Agreement, dated as of November 29,2010, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(aaaaaa)	-
Memorandum of Agreement, dated as of November 29, 2010, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(bbbbbb)	-
Memorandum of Agreement, dated as of November 29, 2010, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(cccccc)	-
Memorandum of Agreement, dated as of November 29, 2010, between Registrant, and Invesco Distributors, Inc., regarding 12b-1 Fee Waivers incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

14	-	Consent of PricewaterhouseCoopers LLP is filed herewith.

15	-	Financial Statements — None.

16 (a)	- Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Whalen are filed herewith.

16 (b)	- Power of Attorney for Mr. Frischling
17	- Form of Proxy Cards relating to Special Meeting of Shareholders is filed herewith.

Item 17.                                Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145C], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filled under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 2nd day of December, 2011.

Registrant:   AIM VARIABLE INSURANCE FUNDS
                                    (INVESCO VARIABLE INSURANCE FUNDS)

By: /s/Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
/s/Philip A. Taylor	Trustee & President	December 2, 2011
(Philip A. Taylor) /s/David C. Arch*	(Principal Executive Officer) Trustee	December 2, 2011
(David C. Arch) /s/Bob R. Baker*	Trustee	December 2, 2011
(Bob R. Baker) /s/Frank S. Bayley*	Trustee	December 2, 2011
(Frank S. Bayley) /s/James T. Bunch*	Trustee	December 2, 2011
(James T. Bunch) /s/Bruce L. Crockett*	Chair & Trustee	December 2, 2011
(Bruce L. Crockett) /s/Rod Dammeyer*	Trustee	December 2, 2011
(Rod Dammeyer) /s/Albert R. Dowden*	Trustee	December 2, 2011
(Albert R. Dowden) /s/Jack M. Fields*	Trustee	December 2, 2011
(Jack M. Fields) /s/Martin L. Flanagan*	Trustee	December 2, 2011
(Martin L. Flanagan) /s/Carl Frischling*	Trustee	December , 2011
(Carl Frischling) /s/Prema Mathai-Davis*	Trustee	December 2, 2011
(Prema Mathai-Davis)

SIGNATURES	TITLE	DATE
/s/Larry Soll*	Trustee	December 2, 2011
(Larry Soll) /s/Hugo F. Sonnenschein*	Trustee	December 2, 2011
(Hugo F. Sonnenschein) /s/Raymond Stickel, Jr.*	Trustee	December 2, 2011
(Raymond Stickel, Jr.) /s/Wayne W. Whalen*	Trustee	December 2, 2011
(Wayne W. Whalen) /s/Sheri Morris	Vice President & Treasurer	December 2, 2011
(Sheri Morris)	(Principal Financial and Accounting Officer)

  *By:  /s/Philip A. Taylor
Philip A. Taylor
           Attorney-in-Fact

*   Philip A. Taylor, pursuant to powers of attorney dated November 30, 2011, filed herewith.

INDEX TO EXHIBITS

Exhibit Number	Description
11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP
14	Consent of PricewaterhouseCoopers LLP
16(a)	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Whalen
16(b)	Power of Attorney for Mr. Frischling
17	Form of Proxy Cards relating to Special Meeting of Shareholders